Operating Lease (Details) - Schedule of Other Information about the Company’s Leases	Mar. 31, 2023	Mar. 31, 2022
Schedule of other Information about the Company Leases [Abstract]
Weighted average remaining lease term (years)	2 years 4 months 9 days
Weighted average discount rate	4.47%